Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies Concerning Equity Awards

Although our Insider Trading Policy does not expressly address when we may grant equity awards to our directors, officers and other employees, in keeping with the spirit of the policy, the Company's Compensation Committee generally does not grant awards to directors, officers or other employees with access to material non-public information about the Company during a trading blackout period, and the Company does not take material non-public information into account when determining the timing and terms of its equity awards. Moreover, the Company does not have a policy or practice of timing the disclosure of material non-public information for the purpose of affecting the value of executive compensation.  Option awards to our non-employee directors are made following each annual meeting of stockholders pursuant to the terms of our Non-Employee Director Compensation Policy, which was most recently amended on August 9, 2024.

Award Timing Method	Although our Insider Trading Policy does not expressly address when we may grant equity awards to our directors, officers and other employees, in keeping with the spirit of the policy, the Company's Compensation Committee generally does not grant awards to directors, officers or other employees with access to material non-public information about the Company during a trading blackout period, and the Company does not take material non-public information into account when determining the timing and terms of its equity awards. Moreover, the Company does not have a policy or practice of timing the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Option awards to our non-employee directors are made following each annual meeting of stockholders pursuant to the terms of our Non-Employee Director Compensation Policy, which was most recently amended on August 9, 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true